MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND
Class A Shares (Ticker: MZHRX)*
Institutional Shares (Ticker: MZHIX)
Supra Institutional Shares (Ticker: MZHSX)

MUZINICH LOW DURATION FUND
Class A Shares (Ticker: MZLRX)*
Institutional Shares (Ticker: MZLIX)
Supra Institutional Shares (Ticker: MZLSX)

(together, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated July 31, 2020 to the
Statutory Prospectus dated April 30, 2020

Effective July 6, 2020 (the “Effective Date”), Kevin Ziets, CFA, serves as a portfolio manager of the Funds. Bryan Petermann, Tatjana Greil Castro, Anthony DeMeo and Ian Horn will continue to serve as portfolio managers to the Funds. In addition, as of the Effective Date, Clint Comeaux no longer serves as a portfolio manager for the Funds. Accordingly, all the references to Mr. Comeaux should be deleted in their entirety.

1.The section entitled “Summary Section - Muzinich U.S. High Yield Corporate Bond Fund - Management” on page 17 of the prospectus is deleted and replaced with the following:

Management

Investment Advisor	Portfolio Mangers
Muzinich & Co., Inc.	Bryan Petermann, MBA, Portfolio Manager, Managed the Fund since inception in 2016.
Kevin Ziets, CFA, Portfolio Manager, Managed the Fund since 2020.

2.The section entitled “Summary Section - Muzinich Low Duration Fund - Management” on page 26 of the prospectus is deleted and replaced with the following:

Management

Investment Advisor	Portfolio Mangers
Muzinich & Co., Inc.	Tatjana Greil Castro, PhD, M.Sc., Portfolio Manager, Managed the Fund since inception in 2016.
Anthony DeMeo, Portfolio Manager, Managed the Fund since inception in 2016.
Ian Horn, Portfolio Manager, Managed the Fund since 2020.
Bryan Petermann, MBA, Portfolio Manager, Managed the Fund since 2017.
Kevin Ziets, CFA, Portfolio Manager, Managed the Fund since 2020.

3.The following information is added to table in the section entitled “Management - Portfolio Managers” on page 57 of the prospectus:

Portfolio Manager/Fund	Bio
Kevin Ziets, CFA U.S. High Yield Fund Low Duration Fund
Kevin Ziets joined Muzinich in 2017. Kevin serves as a Portfolio Manager focusing on U.S. High Yield credits after spending 20 years as a research analyst primarily in the U.S. high yield market, covering a variety of sectors across buy side, sell side, and rating agency roles. Previously, as a Senior Credit Analyst for Muzinich, Kevin covered the gaming, lodging, leisure, airlines, homebuilders/building products, packaging and transportation sectors. Prior to joining Muzinich, Kevin was a high yield corporate Credit Analyst most recently at Citigroup and before that at Goldman Sachs, Moody’s, Lazard, PrinceRidge and Pali Capital. Kevin earned a B.A. from Northwestern University and an M.B.A. from New York University’s Stern School of Business. He holds the Chartered Financial Analyst designation.

Please retain this Supplement with your prospectus.

MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND
Class A Shares (Ticker: MZHRX)*
Institutional Shares (Ticker: MZHIX)
Supra Institutional Shares (Ticker: MZHSX)

MUZINICH LOW DURATION FUND
Class A Shares (Ticker: MZLRX)*
Institutional Shares (Ticker: MZLIX)
Supra Institutional Shares (Ticker: MZLSX)

(together, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated July 31, 2020 to the
Statement of Additional Information (“SAI”) dated April 30, 2020

Effective July 6, 2020 (the “Effective Date”), Kevin Ziets, CFA, serves as a portfolio manager of the Funds. Bryan Petermann, Tatjana Greil Castro, Anthony DeMeo and Ian Horn will continue to serve as portfolio managers to the Funds. In addition, as of the Effective Date, Clint Comeaux no longer serves as a portfolio manager for the Funds. Accordingly, all the references to Mr. Comeaux should be deleted in their entirety.

1.The following information is added to table in the section entitled “Investment Advisor - Information Regarding Portfolio Managers - Other Accounts Under Management” on page 36 of the SAI:

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Low Duration Fund
Kevin Ziets*	0	$0	0	$0	0	$0
U.S. High Yield Fund
Kevin Ziets*	0	$0	0	$0	0	$0
*Kevin Ziets information is as of June 30, 2020.

2.The following information is added to table on page 37 of the SAI:

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Low Duration Fund
Kevin Ziets*	0	$0	0	$0	0	$0
U.S. High Yield Fund
Kevin Ziets*	0	$0	0	$0	0	$0
*Kevin Ziets information is as of June 30, 2020.

3.The following information is added to table in the section entitled “Investment Advisor - Information Regarding Portfolio Managers - Portfolio Managers Ownership in the Funds” on page 39 of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund
	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund	Floating Rate Fund
Kevin Ziets	None	None	None	None

As of March 31, 2020, Mr. Ziets did not own any shares in the Funds.

Please retain this Supplement with your SAI.